CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 3,787,576	$ 5,505,960	$ 673,739
Restricted cash	55,000	55,000	555,000
Prepaid expenses and other current assets	183,300	254,967	51,042
Total current assets	4,025,876	5,815,927	1,279,781
FIXED ASSETS, NET	2,919,943	3,044,565	3,510,489
GOODWILL	1,675,462	1,675,462
OTHER ASSETS	27,222	27,222	11,872
TOTAL ASSETS	8,648,503	10,563,176	4,802,142
CURRENT LIABILITIES:
Accounts payable and accrued liabilities	471,629	478,041	392,881
Accrued interest			305,049
Derivative liability	32,397	23,305
Notes payable, current portion			204,802
Capital lease obligations, current portion	2,275	2,235	2,085
Total current liabilities	506,301	503,581	904,817
LONG-TERM LIABILITIES:
Convertible debt			2,720,985
Notes payable, net of current portion	450,000	450,000	920,941
Deferred rent	127,368	124,381	115,311
Capital lease obligations, net of current portion	3,507	4,091	6,326
Total long-term liabilities	580,875	578,472	3,763,563
TOTAL LIABILITIES	1,087,176	1,082,053	4,668,380
COMMITMENTS AND CONTINGENCIES (Notes 13 and 14)
STOCKHOLDERS' EQUITY:
Preferred stock, $0.00001 par value; 7,000 shares authorized; none issued and outstanding as of March 31, 2012, December 31, 2011 and 2010
Common stock, $0.00001 par value; 150,000,000 shares authorized; 36,962,264, 36,907,824 and 12,820,102 shares issued and outstanding at March 31, 2012, December 31, 2011 and 2010, respectively	369	369	128
Additional paid-in capital	41,398,287	40,961,180	24,178,638
Deficit accumulated during the development stage	(33,837,329)	(31,480,426)	(24,045,004)
Total stockholders' equity	7,561,327	9,481,123	133,762
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 8,648,503	$ 10,563,176	$ 4,802,142